NET (LOSS )/INCOME PER SHARE - Basic and diluted net loss per share comuptation (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net Loss	¥ (221,852,864)	$ (34,000,438)	¥ (52,929,508)	¥ (144,560,198)
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders				(1,535,112)
(Accretion)/reversal of accretion and modification of Redeemable Convertible Preferred Shares to redemption value	244,080,678	$ 37,407,000	(631,005,563)	(236,614,898)
Net income applicable to preferred shareholders	(6,706,551)
Net (loss)/income allocated to Class A and Class B ordinary shareholders as reported in basic net loss/(income) per Class A and Class B Ordinary Share	15,521,263		(683,935,071)	(382,710,208)
Earnings allocated to Series B, C, C-1, D convertible redeemable preferred shares	6,706,551
Reversal of accretion on Series B, C, C-1, D convertible redeemable preferred shares	(244,788,360)
Numerator for diluted net loss per share calculation	¥ (222,560,546)		¥ (683,935,071)	¥ (382,710,208)
Denominator:
Weighted average number of ordinary shares | shares	11,974,046	11,974,046	5,614,840	5,614,840
Effect of dilutive securities | shares	3,234,380	3,234,380
Denominator for diluted net loss per share calculation | shares	15,208,426	15,208,426	5,614,840	5,614,840
Net loss per ordinary share
-Basic | (per share)	¥ 1.30	$ 0.20	¥ (121.81)	¥ (68.16)
-Diluted | (per share)	¥ (14.63)	$ (2.24)	¥ (121.81)	¥ (68.16)